Consolidated Statement of Cash Flow - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Net (Loss) /income for the year	$ (37,670,223)	$ 137,559,611	$ 147,981,726
Adjustments to obtain flows from operating activities:
Income tax	(46,346,613)	50,380,411	99,503,554
Depreciation and Impairment of non - financial assets	73,412,284	69,173,761	91,472,033
Impairment losses on financial assets	267,444,919	78,288,899	96,367,148
Other adjustments:
Exchange rate difference on gold and foreign currency	58,690,843	(12,197,355)	(16,617,592)
Interest Income from loans and other financings	(1,766,381,830)	(2,185,410,149)	(3,316,401,526)
Interest Expense from deposits and financing received	947,126,579	1,168,170,898	2,364,754,548
Net income financial assets measured at fair value through profit or loss	(75,783,314)	(185,568,334)	(395,554,356)
Fair value measurement of investment properties	668,493	13,403,341	20,087,747
Results from exposure to changes in the purchasing power of money	142,717,560	402,396,322	312,028,120
Interest on liabilities for financial leases	3,599,457	2,526,891	96,511
Provisions reversed	(8,428,118)	(6,061,546)	(15,763,074)
Result from derecognition of financial assets measured at amortized cost	(5,063,724)	(107,953,651)	(48,289,750)
(Increases) / decreases from operating assets:
Debt securities at fair value through profit or loss	162,183,121	145,439,605	539,889,794
Derivatives	(3,822,810)	4,783,800	(8,235,054)
Reverse Repo transactions	(3,657,016)	2,164,841,966	(1,972,319,351)
Loans and other financing
To the non-financial public sector	(4,484,004)	1,678,725	(3,452,852)
To the other financial entities	(305,257,539)	(15,320,269)	(5,727,649)
To the non-financial sector and foreign residents	906,339,273	654,180,070	3,949,739,054
Other debt securities	264,446,446	(349,809,051)	1,686,693,748
Financial assets pledged as collateral	(450,489,734)	(97,803,242)	(3,798,751)
Other assets	(50,042,557)	92,717,375	(268,204,001)
Increases / (decreases) from operating liabilities:
Non-financial public sector	(59,077,835)	(98,248,897)	40,226,149
Financial sector	500,284	(1,121,390)	460,286
Private non-financial sector and foreign residents	59,744,786	(1,329,442,807)	(2,852,560,482)
Derivatives	(2,281,117)	2,281,117
Repo transactions	348,734,043	41,983,644	2,693,725
Liabilities at fair value through profit or loss	693,909	(1,741,432)	(17,341,569)
Other liabilities	85,852,555	62,354,151	43,590,316
Income Tax paid	(32,767,692)	(18,927,729)	(18,846,565)
Net cash provided by operating activities (A)	478,396,536	682,554,735	452,471,887
Payments related to:
Purchase of PPE, intangible assets and other assets	(72,807,314)	(75,493,630)	(70,903,805)
Purchase of liabilities and equity instruments issued by other entities	(4,770,986)	113,463	3,434,791
Collections:
Disposals related to PPE, intangible assets and other assets	10,999,773	14,548,595	13,357,484
Net cash used in investing activities (B)	(66,578,527)	(60,831,572)	(54,111,530)
Payments:
Lease liabilities	(15,222,513)	(11,698,919)	(14,335,184)
Unsubordinated debt securities	(355,803,167)	(3,081,005)	(5,107,170)
Financing received from the Argentine Central Bank and other financial institutions	(8,897,679,921)	(351,367,114)	(436,370,667)
Dividends distribution	(32,881,325)	(36,784,395)
Acquisition of treasury shares		(13,045,502)	(2,460,175)
Collections:
Unsubordinated debt securities	459,315,760	68,527,449	98,980
Financing received from the Argentine Central Bank and other financial institutions	9,326,777,805	395,351,414	394,753,367
Net cash provided by (used in) financing activities (C)	484,506,639	47,901,928	(63,420,849)
Effects of exchange rate changes (D)	254,256,179	348,842,491	621,512,821
Result from exposure to changes in the purchasing power of the currency of Cash and equivalents (E)	(415,723,552)	(739,041,457)	(717,802,267)
Net increase in cash and cash equivalents (A+B+C+D+E)	734,857,275	279,426,125	238,650,062
Cash and cash equivalents at the beginning of the year	1,003,372,458	723,946,333	485,296,271
Cash and cash equivalents at the end of the year	$ 1,738,229,733	$ 1,003,372,458	$ 723,946,333